Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Delaware Limited-Term Diversified Income Fund), USD $)	0 Months Ended
Apr. 30, 2013
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 83
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	822
Expense Example, No Redemption, 10 Years	1,453
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	$ 1,965